Vessels and Other Fixed Assets (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 27, 2013 Hyundai Hongkong, Hyundai Singapore, Hyundai Tokyo, Hyundai Shanghai and Hyundai Busan	Oct. 11, 2013 Navios Harmony	Sep. 11, 2013 Navios Joy	Jul. 27, 2012 Navios Helios	Jul. 24, 2012 Navios Soleil	Jun. 15, 2012 Navios Buena Ventura
Property Plant And Equipment [Line Items]
Vessel capacity in DWT				82,790 dwt	181,389 dwt	77,075 dwt	57,337 dwt
Capacity per each container in TEU			6,800 TEU
Vessel year built				2006		2005	2009
Vessel type			Post-Panamax	Panamax	Capesize	Panamax	Ultra-Handymax
Acquisition costs			$ 275,000	$ 17,955	$ 47,467	$ 21,128	$ 21,070
Vessel cost								46,307
Business acquisition above market acquired time charter								21,193
Cash purchase price								67,500
Deposits for vessels acquisitions	$ 7,271	$ 0